Alger Capital Appreciation Fund | Alger LargeCap Growth Fund | Alger MidCap Growth Fund | Alger SMidCap Growth Fund | Alger SmallCap Growth Fund | Alger Growth Opportunities Fund | Alger Health Sciences Fund | Alger Balanced Fund | Alger Convertible Fund | Alger Money Market Fund |

THE ALGER FUNDS

Class A Shares | Class B Shares | Class C Shares

PROSPECTUS

March 1, 2009

As Revised July 1, 2009

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTRODUCTION: THE ALGER FUNDS

The investment objective, principal strategy and primary risks of each Fund are discussed individually below. Each Fund other than Alger Growth Opportunities Fund, Alger Balanced Fund and Alger Money Market Fund has adopted a policy to invest at least 80% (85% with respect to Alger Capital Appreciation Fund) of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy. All of the Funds (other than Alger Convertible Fund, Alger Money Market Fund and the fixed-income portion of Alger Balanced Fund) invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Funds' Manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

A company's market capitalization will often dictate which Fund(s) it will be placed in. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

Each Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, each Fund may engage in active trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

All of the Funds (other than Alger Money Market Fund) may, but are not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements. Other than Alger LargeCap Growth Fund, each Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

RISK/RETURN SUMMARY:

Investments, Risks & Performance

Alger Capital Appreciation Fund ("Capital Appreciation Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: Under normal market circumstances, the Fund invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

Alger LargeCap Growth Fund ("LargeCap Growth Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Fund focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2008, the market capitalization of the companies in this index ranged from $44.8 million to $421.8 billion.

While the foregoing broad policy still applies, the Board of Trustees of the Fund has approved further narrowing the Fund's investment focus within this range. Under normal circumstances, the Fund intends to invest at least 75% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than $10 billion. The Fund will no longer purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than $4 billion. Additionally, the Fund will generally limit its investments to between 70 – 100 holdings.

RISKS: The Fund's primary risks are those summarized below in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund."

Alger MidCap Growth Fund ("MidCap Growth Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Fund focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2008, the market capitalization of the companies in these indexes ranged from $45 million to $15 billion.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:

•  the possibility of greater risk by investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Alger SMidCap Growth Fund ("SMidCap Growth Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that the Manager believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or S&P SmallCap 600 Index, or the Russell Midcap Growth Index or S&P MidCap 400 Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2008, the market capitalization of the companies in these indexes ranged from $15 million to $15 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:

•  the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Alger SmallCap Growth Fund ("SmallCap Growth Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Fund focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At December 31, 2008, the market capitalization of the companies in these indexes ranged from $15 million to $3.3 billion.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:

•  the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Alger Growth Opportunities Fund ("Growth Opportunities Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Fund invests primarily in equity securities of small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Although the Fund may invest without limit in companies of any size, the Fund focuses on companies that, at the time of purchase of the securities, have a total market capitalization not exceeding the highest market capitalization of companies included in the Russell 2500 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small and medium capitalization stocks. At December 31, 2008, the highest market capitalization of the companies in this index was $6.9 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:

•  the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Alger Health Sciences Fund ("Health Sciences Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

•  hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

•  companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

•  producers and manufacturers of medical, dental and optical supplies and equipment.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

RISKS: In addition to the risks described below in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

Alger Balanced Fund ("Balanced Fund")

INVESTMENT OBJECTIVE: The Fund seeks current income and long-term capital appreciation.

PRINCIPAL STRATEGY: The Fund focuses on stocks of companies that the Manager believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Fund invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Fund's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the nationally recognized statistical rating organization ("NRSROs") (or, if unrated, will have been determined to be of comparable quality by the Manager). The Fund also may invest up to 10% of its net assets in lower-rated securities rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the Manager). Under normal circumstances, the Fund will invest at least

25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

RISKS: The primary risks arising from the fixed-income portion of the Fund are:

•  fixed-income securities' sensitivity to interest-rate movements; their market values tend to fall when interest rates rise.

•  lower-rated securities' greater risk of default, generally less liquidity, and susceptibility to greater price volatility.

•  the potential for a decline in the value of the Fund's portfolio securities in the event of an issuer's falling credit rating or actual default.

•  mortgage-backed and asset-backed securities' sensitivity to interest rate movement; their duration and volatility move with interest rates.

•  the risk that a fixed-income security will be prepaid prior to maturity in a period of falling interest rates and the Fund will be forced to reinvest the proceeds in a lower-yielding security.

•  the risk that a derivative instrument may not perform similarly to its underlying security, resulting in gains or losses differing from those of the underlying security.

•  the possibility that the market in a security in which the Fund invests may lack full liquidity, rendering it difficult or impossible to liquidate a position in the security at a time and price acceptable to the Fund.

•  the possibility that the actions of governments or agencies or other regulatory bodies in adopting or changing laws or regulations may adversely affect the issuer or market value of a security held by the Fund.

•  the risk that interest rate movements may have a more significant impact on the market value of fixed-income securities with longer maturities, resulting in a more marked decline in the value of such securities when interest rates rise.

The primary risks for the equity portion of the Fund are those summarized below in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund."

Alger Convertible Fund ("Convertible Fund")

INVESTMENT OBJECTIVE: The Fund seeks current income and possible long-term capital appreciation.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt or preferred securities which are convertible and otherwise carry the right to obtain the common stock of the company issuing such debt or preferred securities. The Fund reserves the right to retain, on a temporary or interim basis, the common stock or other securities or assets obtained upon conversion of the convertible securities acquired by the Fund. The Fund will provide shareholders with at least 60 days' prior notice of any change with respect to this policy.

The Fund invests primarily in debt or preferred convertible securities which are listed on U.S. exchanges or in the over-the-counter market. The Fund may invest in securities rated below investment grade or, if unrated, determined by the Manager to be of comparable quality. These securities are commonly known as "junk bonds" because they are rated in the lower rating categories by NRSROs or, if unrated, determined by the Manager to be of comparable quality. The average term to maturity of the Fund's securities typically will range from two to ten years.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the return on the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

PRINCIPAL RISKS: Risks of investing in the Fund are:

•  the risk that convertible securities may be subordinate to other debt securities issued by the same company.

•  the risk that issuers of convertible securities may not be as strong financially as other companies, and may be more vulnerable to changes in the economy.

•  the potential for a decline in the value of the Fund's portfolio securities in the event of an issuer's falling credit rating or actual default. Junk bonds have a higher risk of default, greater price volatility, and may be less liquid and more difficult to value than investment grade bonds.

•  the risk that a fixed-income security will be prepaid prior to maturity in a period of falling interest rates and the Fund will be forced to reinvest the proceeds in a lower-yielding security.

•  the possibility that the market in a security in which the Fund invests may lack full liquidity, rendering it difficult or impossible to liquidate a position in the security at a time and price acceptable to the Fund.

•  the possibility that the actions of governments or agencies or other regulatory bodies in adopting or changing laws or regulations may adversely affect the issuer or market value of a security held by the Fund.

•  fixed-income securities' sensitivity to interest-rate movements; their market values tend to fall when interest rates rise.

•  the risk that interest rate movements may have a more significant impact on the market value of fixed-income securities with longer maturities, resulting in a more marked decline in the value of such securities when interest rates rise.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value;

thus the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

•  the risk that your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation.

Alger Money Market Fund ("Money Market Fund")

INVESTMENT OBJECTIVE: The Fund seeks to earn high current income consistent with preserving principal and liquidity.

PRINCIPAL STRATEGY: The Fund invests in money market securities which are within the two highest credit categories at the time of purchase. These money market securities include U.S. Government securities, commercial paper, certificates of deposit, time deposits, bankers' acceptances and corporate bonds having less than 397 days remaining until maturity.

RISKS: Risks of investing in the Fund are:

•  while the Fund seeks to maintain a price of $1.00 per share, an investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency, so it is possible to lose money by investing in the Fund.

•  an investment in the Fund may not keep pace with inflation.

•  normally, the Fund will invest a substantial portion of its assets in U.S. Government securities in the interest of maintaining a stable net asset value; this policy may result in a lower yield for the Fund.

Money Market Fund has filed a Guarantee Agreement with the United States Department of the Treasury (the "Treasury") to participate in the Treasury's Temporary Guaranty Program for Money Market Funds (the "Program").

Under the Program, the Treasury will guarantee the share price of shares of the Fund held by shareholders as of September 19, 2008 at $1.00 per share if the Fund's net asset value per share falls below $0.995 and the Fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Money Market Fund shares acquired by investors after September 19, 2008 that increase the number of Fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, Fund shares acquired by investors who did not hold Fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program currently runs through April 30, 2009. The fee for participation through that date, which has been borne by the Fund without regard to any expense limitation currently in effect for the Fund, was $8,320. The Treasury may extend the Program through the close of business on September 18, 2009. If the Program is extended, the Fund will consider whether to continue to participate and pay any additional fees.

Please visit the Treasury's website at http://www.ustreas.gov, for more information on the Program.

RISKS

Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. A Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on each Fund's investment style and objective, an investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

If the Manager incorrectly predicts the price movement of a security, index or market, an option held by a Fund may expire unexercised and the Fund will lose the premium it paid for the option, or the Fund as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to a specific Fund because of its investment approach.

To the extent that a Fund invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should read that information carefully.

PERFORMANCE

The following bar charts and the tables beneath them give you some indication of the risks of investing in the Funds (other than Growth Opportunities Fund, which had not commenced operations at December 31, 2007) by showing changes in each Fund's performance from year to year and by showing how each Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar charts, the annual returns for all Funds except Convertible Fund and Money Market

Fund are for Class B shares, which are generally subject to a sales charge upon redemption that is not reflected. If the bar charts reflected applicable sales charges, returns would be less than those shown. In the tables below the bar charts, average annual returns for all Funds assume redemption at the end of each period shown and reflect all current applicable sales charges. Prior to April 1, 2004, Class C shares were generally subject to an initial sales charge of 1% on purchases up to $1.0 million. The tables for all Funds other than Convertible Fund and Money Market Fund also show the effect of taxes on the Funds' returns by presenting after-tax returns for Class B Shares. (After-tax returns for the other classes will vary.) These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning Fund shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

The bar chart for Convertible Fund depicts the annual returns for the Fund's Class A shares, which are generally subject to a front-end sales charge at a maximum rate of 5.25%. Prior to the Fund's commencement of operations, substantially all of the assets of a closed-end investment company advised by the Manager, Castle Convertible Fund, Inc. (the "Predecessor Fund"), were transferred to the Fund in a tax-free reorganization. The reorganization occurred on January 9, 2009. The information in the bar chart and average total returns table represents the performance of the Predecessor Fund. Performance in the bar chart does not reflect the effect of the front-end sales charge imposed on Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. As a closed-end investment company, the Predecessor Fund was not subject to the cash flow fluctuations of an open-end fund. The Fund's past performance may have been different if it had been an open-end fund during the period covered in the chart and table.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

•  Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

•  Russell 2500 Growth Index: An index of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation.

•  Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

•  Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

•  Barclays Capital U.S. Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.

•  S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

•  Merrill Lynch All Convertible Index: An index of convertible securities that is commonly used as a general measure of performance for the convertible securities market.

CAPITAL APPRECIATION FUND

ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)*	-47.35%	0.38%	-0.83%	3.68%
Russell 3000 Growth Index	-38.45%	-3.34%	-4.02%	1.19%
Class B (Inception 11/1/93)
Return Before Taxes*	-47.60%	0.35%	-0.87%	8.64%
Return After Taxes on Distributions*	-47.60%	0.35%	-1.48%	7.56%
Return After Taxes on Distributions and Sale of Fund Shares*	-30.94%	0.03%	-0.96%	7.20%
Russell 3000 Growth Index	-38.45%	-3.34%	-4.02%	4.60%
Class C (Inception 8/1/97)*	-45.40%	0.74%	-1.02%	1.33%
Russell 3000 Growth Index	-38.45%	-3.34%	-4.02%	-0.92%

* after deduction of applicable sales charges

LARGECAP GROWTH FUND

ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)*	-48.67%	-5.40%	-3.74%	1.74%
Russell 1000 Growth Index	-38.43%	-3.42%	-4.27%	1.32%
Class B (Inception 11/11/86)
Return Before Taxes*	-48.99%	-5.46%	-3.80%	7.89%
Return After Taxes on Distributions*	-48.99%	-5.46%	-4.58%	6.33%
Return After Taxes on Distributions and Sale of Fund Shares*	-31.84%	-4.56%	-3.33%	6.31%
Russell 1000 Growth Index	-38.43%	-3.42%	-4.27%	7.39%
Class C (Inception 8/1/97)*	-46.80%	-5.06%	-3.94%	-0.63%
Russell 1000 Growth Index	-38.43%	-3.42%	-4.27%	-0.92%

* after deduction of applicable sales charges

MIDCAP GROWTH FUND

ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)*	-60.67%	-6.91%	0.08%	3.69%
Russell Midcap Growth Index	-44.32%	-2.33%	-0.19%	2.95%
Class B (Inception 5/24/93)
Return Before Taxes*	-60.89%	-6.83%	0.01%	8.03%
Return After Taxes on Distributions*	-60.89%	-9.21%	-2.44%	5.29%
Return After Taxes on Distributions and Sale of Fund Shares*	-39.58%	-5.98%	-0.75%	5.90%
Russell Midcap Growth Index	-44.32%	-2.33%	-0.19%	5.83%
Class C (Inception 8/1/97)*	-59.21%	-6.60%	-0.14%	1.98%
Russell Midcap Growth Index	-44.32%	-2.33%	-0.19%	1.39%

* after deduction of applicable sales charges

SMIDCAP GROWTH FUND

ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
	1 YEAR	5 YEARS	SINCE INCEPTION (5/8/02)
Class A*	-51.31%	-0.07%	0.35%
Russell 2500 Growth Index	-41.50%	-2.24%	-0.08%
Class B
Return Before Taxes*	-51.61%	0.10%	0.27%
Return After Taxes on Distributions*	-51.61%	-0.78%	-0.11%
Return After Taxes on Distributions and Sale of Fund Shares*	-33.55%	0.05%	0.44%
Russell 2500 Growth Index	-41.50%	-2.24%	-0.08%
Class C*	-49.54%	0.28%	0.44%
Russell 2500 Growth Index	-41.50%	-2.24%	-0.08%

* after deduction of applicable sales charges

SMALLCAP GROWTH FUND

ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)*	-48.80%	-1.02%	-4.38%	-2.06%
Russell 2000 Growth Index	-38.53%	-2.35%	-0.76%	0.48%
Class B (Inception 11/11/86)
Return Before Taxes*	-49.10%	-1.09%	-4.41%	6.83%
Return After Taxes on Distributions*	-49.10%	-1.09%	-5.53%	4.94%
Return After Taxes on Distributions and Sale of Fund Shares*	-31.92%	-0.93%	-3.82%	5.31%
Russell 2000 Growth Index	-38.53%	-2.35%	-0.76%	4.87%
Class C (Inception 8/1/97)*	-46.89%	-0.64%	-4.52%	-3.45%
Russell 2000 Growth Index	-38.53%	-2.35%	-0.76%	-0.38%

* after deduction of applicable sales charges

HEALTH SCIENCES FUND

ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
	1 YEAR	5 YEARS	SINCE INCEPTION (5/1/02)
Class A*	-30.04%	4.38%	7.36%
S&P 500 Index	-37.00%	-2.19%	-0.72%
Class B
Return Before Taxes*	-30.38%	4.57%	7.35%
Return After Taxes on Distributions*	-30.38%	3.26%	6.48%
Return After Taxes on Distributions and Sale of Fund Shares*	-19.75%	3.37%	5.99%
S&P 500 Index	-37.00%	-2.19%	-0.72%
Class C*	-27.50%	4.72%	7.44%
S&P 500 Index	-37.00%	-2.19%	-0.72%

* after deduction of applicable sales charges

BALANCED FUND

ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)*	-35.04%	-2.96%	0.30%	4.25%
Russell 1000 Growth Index	-38.43%	-3.42%	-4.27%	1.32%
Barclays Capital U.S. Gov't/Credit Bond Index	5.71%	4.64%	5.64%	6.29%
Class B (Inception 6/1/92)
Return Before Taxes*	-35.36%	-3.04%	0.24%	5.68%
Return After Taxes on Distributions*	-35.36%	-3.22%	-0.39%	4.52%
Return After Taxes on Distributions and Sale of Fund Shares*	-22.99%	-2.65%	-0.17%	4.26%
Russell 1000 Growth Index	-38.43%	-3.42%	-4.27%	5.07%
Barclays Capital U.S. Gov't/Credit Bond Index	5.71%	4.64%	5.64%	6.66%
Class C (Inception 8/1/97)*	-32.61%	-2.65%	0.09%	2.45%
Russell 1000 Growth Index	-38.43%	-3.42%	-4.27%	-0.92%
Barclays Capital U.S. Gov't/Credit Bond Index	5.71%	4.64%	5.64%	6.09%

* after deduction of applicable sales charges

CONVERTIBLE FUND

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2008
	1 YEAR	5 YEARS	10 YEARS
Class A (Inception 1/9/09)*
Return Before Taxes**	-42.78%	-4.88%	0.11%
Return After Taxes on Distributions**	-43.63%	-7.09%	-2.22%
Return After Taxes on Distributions and Sale of Fund Shares**	-28.36%	-5.08%	-1.14%
Merrill Lynch All Convertible Index	-35.73%	-3.44%	1.59%

*  Represents the performance of the Predecessor Fund's common stock. The calculation of total return assumes dividends were reinvested at market value.

**  after deduction of applicable sales charges

MONEY MARKET FUND

ANNUAL TOTAL RETURN as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008
	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION (11/11/86)
Money Market Fund	1.36%	2.44%	2.64%	4.53%

Seven-day yield for the period ended December 31, 2008: 0.07%. For the Fund's current 7-day yield, telephone (800) 992-3863 toll-free.

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in a Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the Funds. The numbers below are based on each Fund's expenses during its fiscal year ended October 31, 2008.

	Capital Appreciation Fund			LargeCap Growth Fund			MidCap Growth Fund			SMidCap Growth Fund
Class	A	B	C	A	B	C	A	B	C	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases as a % of offering price	5.25%	None	None	5.25%	None	None	5.25%	None	None	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	5.00%	1.00%	None	5.00%	1.00%	None	5.00%	1.00%	None	5.00%	1.00%
Redemption FeeC as a % of amount redeemed	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	.81%	.81%	.81%	.71%	.71%	.71%	.76%	.76%	.76%	.81%	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%	.25%	1.00%	1.00%	.25%	1.00%	1.00%	.25%	1.00%	1.00%
Other Expenses	.29%	.28%	.29%	.34%	.34%	.34%	.29%	.28%	.29%	.28%	.32%	.26%
Total Annual Fund Operating Expenses	1.35%	2.09%	2.10%	1.30%	2.05%	2.05%	1.30%	2.04%	2.05%	1.34%	2.13%	2.07%
Fee Waiver and/or Expense Reimbursement	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Net Expenses	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

C  The Funds, other than Money Market Fund, will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

	SmallCap Growth Fund			Growth Opportunities Fund		Health Sciences Fund			Balanced Fund			Convertible Fund	Money Market Fund
Class	A	B	C	A	C	A	B	C	A	B	C	A
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases as a % of offering price	5.25%	None	None	5.25%	None	5.25%	None	None	5.25%	None	None	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	5.00%	1.00%	None	1.00%	None	5.00%	1.00%	None	5.00%	1.00%	None	None
Redemption FeeC as a % of amount redeemed	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	.81%	.81%	.81%	.85%	.85%	.81%	.81%	.81%	.71%	.71%	.71%	.71%	.46%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%	.25%	1.00%	.25%	1.00%	1.00%	.25%	1.00%	1.00%	.25%	None
Other Expenses	.32%	.32%	.32%	2.04%	2.03%	.25%	.25%	.25%	.37%	.36%	.36%	.40%*	.38%
Total Annual Fund Operating Expenses	1.38%	2.13%	2.13%	3.14%	3.88%	1.31%	2.06%	2.06%	1.33%	2.07%	2.07%	1.36%	.84%
Fee Waiver and/or Expense Reimbursement	N/A	N/A	N/A	1.64%**	1.63%**	N/A	N/A	N/A	.09%†	.09%†	.09%†	.12%**	N/A
Net Expenses	N/A	N/A	N/A	1.50%	2.25%	N/A	N/A	N/A	1.24%	1.98%	1.98%	1.24%	N/A

C  The Funds, other than Money Market Fund, will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

*  Other expenses for Class A shares are based on the Predecessor Fund's expenses during the fiscal period ended October 31, 2008.

**  The Manager has contractually agreed to waive its fee and/or reimburse Growth Opportunities Fund and Convertible Fund expenses through February 28, 2010 and February 28, 2011, respectively, to the extent necessary to limit the annual operating expenses of Growth Opportunities Fund's Class A Shares to 1.50%, and Class C Shares to 2.25%, and of Convertible Fund's Class A Shares to 1.24%, of each Fund's average net assets (excluding interest, taxes, brokerage, and extraordinary expenses). The Manager may recoup Management Fees waived pursuant to the contractual arrangement, but it may recoup fees only within the year from fees paid in that year. The Manager will not recoup reimbursements paid in previous years.

†  Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive 0.09% of its Management Fees. The fee waiver in this table has been restated to reflect this waiver.

EXAMPLES

The following examples, which reflect the shareholder fees and operating expenses listed previously, are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The first example also assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The second example reflects the same assumptions except that redemption is not assumed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares:

After Redemptions

		1 YEAR	3 YEAR	5 YEAR	10 YEAR
Capital	A	$655	$930	$1,226	$2,064
Appreciation	B	$712	$955	$1,324	$2,232
Fund	C	$313	$658	$1,129	$2,431
LargeCap	A	$650	$915	$1,200	$2,010
Growth	B	$708	$943	$1,303	$2,187
Fund	C	$308	$643	$1,103	$2,379
MidCap	A	$650	$915	$1,200	$2,010
Growth	B	$707	$940	$1,298	$2,179
Fund	C	$308	$643	$1,103	$2,379
SMidCap	A	$654	$927	$1,221	$2,053
Growth	B	$716	$967	$1,344	$2,261
Fund	C	$310	$649	$1,114	$2,400
SmallCap	A	$658	$939	$1,241	$2,095
Growth	B	$716	$967	$1,344	$2,271
Fund	C	$316	$667	$1,144	$2,462
Growth	A	$670	$1,297	$1,948	$3,684
Opportunities	C	$328	$1,034	$1,859	$4,002
Fund*
Health	A	$651	$918	$1,205	$2,021
Sciences	B	$709	$946	$1,308	$2,197
Fund	C	$309	$646	$1,108	$2,390
Balanced	A	$645	$898	$1,190	$2,019
Fund*	B	$701	$921	$1,287	$2,187
	C	$301	$621	$1,087	$2,377
Convertible	A	$645	$910	$1,208	$2,054
Fund*
Money		$86	$268	$466	$1,037
Market Fund
Absent fee waivers and reimbursements, expenses with redemptions would be as follows:
Growth	A	$825	$1,443	$2,083	$3,792
Opportunities	C	$490	$1,184	$1,995	$4,104
Fund

		1 YEAR	3 YEAR	5 YEAR	10 YEAR
Balanced	A	$653	$924	$1,216	$2,042
Fund	B	$710	$949	$1,314	$2,211
	C	$310	$649	$1,114	$2,400
Convertible	A	$656	$933	$1,231	$2,074
Fund

You would pay the following expenses if you did not redeem your shares:

Before Redemptions

		1 YEAR	3 YEAR	5 YEAR	10 YEAR
Capital	A	$655	$930	$1,226	$2,064
Appreciation	B	$212	$655	$1,124	$2,232
Fund	C	$213	$658	$1,129	$2,431
LargeCap	A	$650	$915	$1,200	$2,010
Growth	B	$208	$643	$1,103	$2,187
Fund	C	$208	$643	$1,103	$2,379
MidCap	A	$650	$915	$1,200	$2,010
Growth	B	$207	$640	$1,098	$2,179
Fund	C	$208	$643	$1,103	$2,379
SMidCap	A	$654	$927	$1,221	$2,053
Growth	B	$216	$667	$1,144	$2,261
Fund	C	$210	$649	$1,114	$2,400
SmallCap	A	$658	$939	$1,241	$2,095
Growth	B	$216	$667	$1,144	$2,271
Fund	C	$216	$667	$1,144	$2,462
Growth	A	$670	$1,297	$1,948	$3,684
Opportunities	C	$228	$1,034	$1,859	$4,002
Fund*
Health	A	$651	$918	$1,205	$2,021
Sciences	B	$209	$646	$1,108	$2,197
Fund	C	$209	$646	$1,108	$2,390
Balanced	A	$645	$898	$1,190	$2,019
Fund*	B	$201	$621	$1,087	$2,187
	C	$201	$621	$1,087	$2,377
Convertible	A	$645	$910	$1,208	$2,054
Fund*
Money		$86	$268	$466	$1,037
Market Fund
Absent fee waivers and reimbursements, expenses before redemptions would be as follows:
Growth	A	$825	$1,443	$2,083	$3,792
Opportunities	C	$390	$1,184	$1,995	$4,104
Fund
Balanced	A	$653	$924	$1,216	$2,042
Fund	B	$210	$649	$1,114	$2,211
	C	$210	$649	$1,114	$2,400
Convertible	A	$656	$933	$1,231	$2,074
Fund

Each Fund other than Money Market Fund may pay the Distributor, Fred Alger & Company, Incorporated, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing servicing and/or maintenance of shareholder accounts. This fee is included in a Fund's 12b-1 fee, which otherwise varies by class. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period;

•  Your investment has a 5% return before expenses each year; and

•  The maximum initial sales charge is applied.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Capital Appreciation	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.60%	1.99%	5.71%	9.57%	13.57%	17.72%	22.01%	26.47%	31.08%	35.87%
End Investment Balance		$9,821	$10,179	$10,551	$10,936	$11,335	$11,749	$12,178	$12,622	$13,083	$13,560
Annual Expense		$655	$135	$140	$145	$150	$156	$162	$167	$174	$180
Capital Appreciation	B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.91%	5.90%	8.99%	12.16%	15.42%	18.78%	22.24%	25.79%	29.45%	33.22%
End Investment Balance		$10,291	$10,590	$10,899	$11,216	$11,542	$11,878	$12,224	$12,579	$12,945	$13,322
Annual Expense		$212	$218	$225	$231	$238	$245	$252	$259	$267	$274
Capital Appreciation	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.90%	5.88%	8.95%	12.11%	15.37%	18.71%	22.15%	25.70%	29.34%	33.09%
End Investment Balance		$10,290	$10,588	$10,895	$11,211	$11,537	$11,871	$12,215	$12,570	$12,934	$13,309
Annual Expense		$213	$219	$226	$232	$239	$246	$253	$260	$268	$276

LargeCap Growth	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.55%	2.09%	5.87%	9.79%	13.85%	18.06%	22.43%	26.96%	31.66%	36.53%
End Investment Balance		$9,826	$10,189	$10,566	$10,957	$11,362	$11,783	$12,219	$12,671	$13,140	$13,626
Annual Expense		$650	$130	$135	$140	$145	$150	$156	$162	$168	$174
LargeCap Growth	B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.95%	5.99%	9.11%	12.33%	15.65%	19.06%	22.57%	26.19%	29.91%	33.74%
End Investment Balance		10,295	$10,599	$10,911	$11,233	$11,565	$11,906	$12,257	$12,619	$12,991	$13,374
Annual Expense		$208	$214	$220	$227	$234	$241	$248	$255	$262	$270
LargeCap Growth	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.95%	5.99%	9.11%	12.33%	15.65%	19.06%	22.57%	26.19%	29.91%	33.74%
End Investment Balance		$10,295	$10,599	$10,911	$11,233	$11,565	$11,906	$12,257	$12,619	$12,991	$13,374
Annual Expense		$208	$214	$220	$227	$234	$241	$248	$255	$262	$270
MidCap Growth	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.55%	2.09%	5.87%	9.79%	13.85%	18.06%	22.43%	26.96%	31.66%	36.53%
End Investment Balance		$9,826	$10,189	$10,566	$10,957	$11,362	$11,783	$12,219	$12,671	$13,140	$13,626
Annual Expense		$650	$130	$135	$140	$145	$150	$156	$162	$168	$174
MidCap Growth	B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.96%	6.01%	9.15%	12.38%	15.70%	19.13%	22.65%	26.28%	30.02%	33.87%
End Investment Balance		$10,296	$10,601	$10,915	$11,238	$11,570	$11,913	$12,265	$12,628	$13,002	$13,387
Annual Expense		$207	$213	$219	$226	$233	$240	$247	$254	$261	$269
MidCap Growth	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.95%	5.99%	9.11%	12.33%	15.65%	19.06%	22.57%	26.19%	29.91%	33.74%
End Investment Balance		$10,295	$10,599	$10,911	$11,233	$11,565	$11,906	$12,257	$12,619	$12,991	$13,374
Annual Expense		$208	$214	$220	$227	$234	$241	$248	$255	$262	$270
SMidCap Growth	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.59%	2.01%	5.75%	9.62%	13.63%	17.79%	22.10%	26.57%	31.20%	36.00%
End Investment Balance		$9,822	$10,181	$10,554	$10,940	$11,341	$11,756	$12,186	$12,632	$13,094	$13,573
Annual Expense		$654	$134	$139	$144	$149	$155	$160	$166	$172	$179
SMidCap Growth	B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.87%	5.82%	8.86%	11.98%	15.20%	18.50%	21.90%	25.40%	29.00%	32.71%
End Investment Balance		$10,287	$10,582	$10,886	$11,198	$11,520	$11,850	$12,190	$12,540	$12,900	$13,271
Annual Expense		$216	$222	$229	$235	$242	$249	$256	$263	$271	$279

SMidCap Growth	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.93%	5.95%	9.05%	12.25%	15.53%	18.92%	22.40%	25.99%	29.68%	33.48%
End Investment Balance		$10,293	$10,595	$10,905	$11,225	$11,553	$11,892	$12,240	$12,599	$12,968	$13,348
Annual Expense		$210	$216	$223	$229	$236	$243	$250	$257	$265	$272
SmallCap Growth	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.63%	1.93%	5.62%	9.44%	13.41%	17.51%	21.77%	26.17%	30.74%	35.47%
End Investment Balance		$9,818	$10,173	$10,542	$10,923	$11,319	$11,728	$12,153	$12,593	$13,049	$13,521
Annual Expense		$658	$138	$143	$148	$153	$159	$165	$171	$177	$183
SmallCap Growth	B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.87%	5.82%	8.86%	11.98%	15.20%	18.50%	21.90%	25.40%	29.00%	32.71%
End Investment Balance		$10,287	$10,582	$10,886	$11,198	$11,520	$11,850	$12,190	$12,540	$12,900	$13,271
Annual Expense		$216	$222	$229	$235	$242	$249	$256	$263	$271	$279
SmallCap Growth	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.87%	5.82%	8.86%	11.98%	15.20%	18.50%	21.90%	25.40%	29.00%	32.71%
End Investment Balance		$10,287	$10,582	$10,886	$11,198	$11,520	$11,850	$12,190	$12,540	$12,900	$13,271
Annual Expense		$216	$222	$229	$235	$242	$249	$256	$263	$271	$279
Growth Opportunites	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.50%	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.75%	0.08%	1.94%	3.83%	5.77%	7.73%	9.74%	11.78%	13.86%	15.98%
End Investment Balance		$9,807	$9,989	$10,175	$10,364	$10,557	$10,753	$10,953	$11,157	$11,364	$11,576
Annual Expense		$670	$311	$317	$322	$328	$335	$341	$347	$354	$360
Growth Opportunities	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.25%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.75%	3.90%	5.06%	6.24%	7.43%	8.63%	9.85%	11.08%	12.33%	13.58%
End Investment Balance		$10,275	$10,390	$10,506	$10,624	$10,743	$10,863	$10,985	$11,108	$11,233	$11,358
Annual Expense		$228	$401	$405	$410	$415	$419	$424	$429	$433	$438
Health Sciences	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.56%	2.07%	5.84%	9.74%	13.79%	17.99%	22.35%	26.86%	31.54%	36.40%
End Investment Balance		$9,825	$10,187	$10,563	$10,953	$11,357	$11,776	$12,211	$12,661	$13,128	$13,613
Annual Expense		$651	$131	$136	$141	$146	$152	$157	$163	$169	$175
Health Sciences	B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.94%	5.97%	9.08%	12.29%	15.59%	18.99%	22.49%	26.09%	29.79%	33.61%
End Investment Balance		$10,294	$10,597	$10,908	$11,229	$11,559	$11,899	$12,249	$12,609	$12,979	$13,361
Annual Expense		$209	$215	$221	$228	$235	$242	$249	$256	$264	$271

Health Sciences	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		2.94%	5.97%	9.08%	12.29%	15.59%	18.99%	22.49%	26.09%	29.79%	33.61%
End Investment Balance		$10,294	$10,597	$10,908	$11,229	$11,559	$11,899	$12,249	$12,609	$12,979	$13,361
Annual Expense		$209	$215	$221	$228	$235	$242	$249	$256	$264	$271
Balanced	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.49%	2.21%	6.06%	10.04%	14.18%	18.48%	22.93%	27.55%	32.35%	37.33%
End Investment Balance		$9,831	$10,201	$10,584	$10,982	$11,395	$11,824	$12,268	$12,730	$13,208	$13,705
Annual Expense		$645	$124	$129	$134	$139	$144	$149	$155	$161	$167
Balanced	B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		3.02%	6.13%	9.34%	12.64%	16.04%	19.54%	23.15%	26.87%	30.71%	34.65%
End Investment Balance		$10,302	$10,613	$10,934	$11,264	$11,604	$11,954	$12,315	$12,687	$13,071	$13,465
Annual Expense		$201	$207	$213	$220	$226	$233	$240	$248	$255	$263
Balanced	C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		3.02%	6.13%	9.34%	12.64%	16.04%	19.54%	23.15%	26.87%	30.71%	34.65%
End Investment Balance		$10,302	$10,613	$10,934	$11,264	$11,604	$11,954	$12,315	$12,687	$13,071	$13,465
Annual Expense		$201	$207	$213	$220	$226	$233	$240	$248	$255	$263
Convertible Fund	A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.24%	1.24%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		-1.49%	2.21%	5.93%	9.79%	13.79%	17.93%	22.22%	26.67%	31.28%	36.06%
End Investment Balance		$9,831	$10,201	$10,572	$10,957	$11,356	$11,769	$12,198	$12,642	$13,102	$13,579
Annual Expense		$645	$124	$141	$146	$152	$157	$163	$169	$175	$181
Money Market		Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		4.16%	8.49%	13.01%	17.71%	22.60%	27.70%	33.02%	38.55%	44.31%	50.32%
End Investment Balance		$10,416	$10,849	$11,301	$11,771	$12,260	$12,770	$13,302	$13,855	$14,431	$15,032
Annual Expense		$86	$89	$93	$97	$101	$105	$110	$114	$119	$124

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

Securities Ratings

Fixed-income securities rated below "investment grade" – a term that refers to the top four rating categories by an NRSRO – are sometimes referred to as "high yield" securities because of their typically higher yields or as "junk bonds" because of their lower credit quality and more speculative character. Balanced Fund and Convertible Fund may invest in such lower-rated securities to achieve higher yields only if the securities are rated in one of the two categories just below investment grade (BB and B of Standard & Poor's, Fitch, and Dominion, Ba and B of Moody's, bb and b of A.M. Best). See the Appendix to the Statement of Additional Information for a fuller discussion of the rating categories.

Mortgage-Backed and Asset-Backed Securities

Rising interest rates tend to extend the duration of mortgage-backed and asset-backed securities, making them more sensitive to interest rate movements. As a result, in a period of rising interest rates, a fund that holds mortgage-backed and asset-backed securities may exhibit additional volatility. In addition, mortgage-backed and asset-backed securities are subject to prepayment risk. For example, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates.

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

A Fund may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Fund contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When a Fund writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Fund will realize as profit the premium it received. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in a Fund's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Fund might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Illiquid and Restricted Securities

Each Fund may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. A Fund may not invest more than 15% of its net assets (10% of net assets with respect to Money Market Fund and LargeCap Growth Fund) in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Securities Lending

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Fund, if and when made, may not exceed 33-1/3% of the Fund's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Fund will not lend securities to Alger Management or its affiliates.

Convertible Securities

The convertible feature of certain debt securities and preferred stocks, which are generally income-producing securities with a fixed annual return, offers the potential for an increase in the market value of such convertible securities particularly as the market value of the common stock into which such securities are convertible approaches or exceeds the conversion price. Generally, the market value of convertible securities will be a function of their yield, the relation of the conversion price to the market value of the underlying common stock and the investment risk inherent in such convertible security.

At times when the market value of the underlying security equals or exceeds the conversion price, the market value of a convertible security ordinarily will rise or fall substantially in proportion to the market value of the underlying security. At times when the market value of the underlying security is less than the conversion price, the market value of the convertible security generally will rise and fall more slowly than the market value of the underlying common stock. Moreover, the interest rate or dividend of a debt or preferred security, respectively, may affect the market value of such convertible security. As such, a convertible security, in addition to providing a fixed stream of income, offers the potential for capital appreciation. Generally speaking, however, the income yield on convertible securities is lower than the yield on other securities of comparable quality that are not convertible.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, each Fund other than Money Market Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

Other securities the Funds may invest in are discussed in the Funds' Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/08) approximately $6.1 billion in mutual fund assets as well as $2.2 billion in other assets. The Manager makes investment decisions for the Funds and continuously reviews their investment programs. These management responsibilities are subject to the supervision of the Board of Trustees. A discussion of the Trustees' basis for approving the advisory contract with respect to each of the Funds is available in the Funds'

annual report to shareholders for the fiscal year ended October 31, 2008. The Funds pay the Manager advisory fees at these annual rates based on a percentage of average daily net assets: Money Market Fund – .46%; SmallCap Growth, Capital Appreciation, Health Sciences and SMidCap Growth Funds – .81%; MidCap Growth Fund – .76%; LargeCap Growth, Balanced and Convertible Funds – .71%; and Growth Opportunities Fund – .85%

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Fund	Portfolio Manager(s)	Since
Capital Appreciation Fund	Patrick Kelly	October 2005 (co-portfolio manager from September 2004 to October 2005)
LargeCap Growth Fund	Dan C. Chung and Andrew Silverberg	September 2001 January 2007
MidCap Growth Fund	Dan C. Chung	September 2001
SMidCap Growth Fund	Dan C. Chung and Jill Greenwald	Inception (5/8/02) Inception (5/8/02)
SmallCap Growth Fund	Jill Greenwald	November 2001
Growth Opportunities Fund	Jill Greenwald	Inception (3/3/08)
Health Sciences Fund	Dan C. Chung, David Farhadi, M.D., and Rosanne Ott	October 2005 July 2008 October 2005
Balanced Fund	Kevin Collins, John A. Curry, and Andrew Silverberg	September 2003 December 2004 January 2007
Convertible Fund	John A. Curry	Inception (1/9/09)*
Money Market Fund	John A. Curry	December 2004

*  John A. Curry served as portfolio manager of the Predecessor Fund from December 2004 through the reorganization, as well.

•  Mr. Kelly has been employed by the Manager since 1999 and currently serves as Executive Vice President and portfolio manager.

•  Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer and portfolio manager.

•  Mr. Silverberg has been employed by the Manager since 2001 and currently serves as Senior Vice President and Senior Analyst.

•  Ms. Greenwald has been employed by the Manager since 2001 and currently serves as Executive Vice President and portfolio manager.

•  Ms. Ott has been employed by the Manager since 2001 and currently serves as Senior Vice President and Senior Analyst.

•  David Farhadi, M.D. has been employed by the Manager since 2008 and currently serves as Vice President and Senior Analyst. Prior to joining the Manager, he was an analyst and portfolio manager at Pequot Capital Management from September 2006 to December 2007 and an analyst for Citadel Investment Group from April 2004 to March 2006. Previously, he was an associate analyst at UBS from September 2002 to April 2004.

•  Mr. Collins has been employed by the Manager since 1996 and currently serves as Senior Vice President and Senior Analyst.

•  Mr. Curry has been employed by the Manager since 2004 and currently serves as Vice President and portfolio manager. Mr. Curry was previously Vice President at Janney Montgomery Scott, LLC from September 2003 to December 2004.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund pays the Manager an administrative fee at the annual rate of 0.0275% based on a percentage of the Fund's average daily net assets.

Please see the Shareholder Information section beginning on page A-1.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information has been audited by Ernst & Young LLP whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request.

The financial highlights information in the Convertible Fund table represents the financial highlights of the Predecessor Fund's shares of common stock for the periods indicated. Certain information reflects financial results for a single share of Castle Convertible Fund, Inc., the Predecessor Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions). The Predecessor Fund merged into the Fund on January 9, 2009.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER CAPITAL APPRECIATION FUND	CLASS A
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$15.66	$11.05	$9.27	$7.71	$7.74
Net investment income (loss) (i)	(0.05)	(0.09)	(0.06)	(0.04)	(0.10)
Net realized and unrealized gain (loss) on investments	(6.37)	4.70	1.84	1.60	0.07
Total from investment operations	(6.42)	4.61	1.78	1.56	(0.03)
Net asset value, end of year	$9.24	$15.66	$11.05	$9.27	$7.71
Total return (ii)	(41.0)%	41.7%	19.2%	20.2%	(0.4)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$400,523	$452,152	$152,808	$128,816	$121,341
Ratio of expenses to average net assets	1.35%	1.44%	1.39%	1.63%	1.58%
Ratio of net investment income (loss) to average net assets	(0.40)%	(0.69)%	(0.57)%	(0.44)%	(1.23)%
Portfolio turnover rate	288.74%	251.53%	223.23%	144.61%	157.23%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER CAPITAL APPRECIATION FUND	CLASS B
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$14.35	$10.20	$8.62	$7.23	$7.31
Net investment income (loss) (i)	(0.14)	(0.17)	(0.12)	(0.09)	(0.15)
Net realized and unrealized gain (loss) on investments	(5.81)	4.32	1.70	1.48	0.07
Total from investment operations	(5.95)	4.15	1.58	1.39	(0.08)
Net asset value, end of year	$8.40	$14.35	$10.20	$8.62	$7.23
Total return (ii)	(41.5)%	40.7%	18.3%	19.2%	(1.1)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$59,164	$186,431	$179,706	$192,976	$228,646
Ratio of expenses to average net assets	2.09%	2.21%	2.14%	2.37%	2.33%
Ratio of net investment income (loss) to average net assets	(1.15)%	(1.42)%	(1.31)%	(1.15)%	(1.97)%
Portfolio turnover rate	288.74%	251.53%	223.23%	144.61%	157.23%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER CAPITAL APPRECIATION FUND	CLASS C
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$14.34	$10.19	$8.61	$7.22	$7.31
Net investment income (loss) (i)	(0.14)	(0.17)	(0.12)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investments	(5.80)	4.32	1.70	1.48	0.01
Total from investment operations	(5.94)	4.15	1.58	1.39	(0.09)
Net asset value, end of year	$8.40	$14.34	$10.19	$8.61	$7.22
Total return (ii)	(41.4)%	40.7%	18.4%	19.3%	(1.2)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$73,255	$94,265	$34,933	$33,643	$41,595
Ratio of expenses to average net assets	2.10%	2.19%	2.14%	2.37%	2.33%
Ratio of net investment income (loss) to average net assets	(1.15)%	(1.44)%	(1.31)%	(1.13)%	(1.98)%
Portfolio turnover rate	288.74%	251.53%	223.23%	144.61%	157.23%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER LARGECAP GROWTH FUND	CLASS A
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$14.25	$11.13	$10.48	$9.05	$8.87
Net investment income (loss) (i)	(0.01)	(0.01)	(0.02)	0.01	(0.07)
Net realized and unrealized gain (loss) on investments	(6.04)	3.13	0.67	1.42	0.25
Total from investment operations	(6.05)	3.12	0.65	1.43	0.18
Net asset value, end of year	$8.20	$14.25	$11.13	$10.48	$9.05
Total return (ii)	(42.5)%	28.0%	6.2%	15.8%	2.0%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$136,464	$224,617	$157,185	$157,205	$166,720
Ratio of expenses to average net assets	1.30%	1.34%	1.21%	1.37%	1.34%
Ratio of net investment income (loss) to average net assets	(0.10)%	(0.08)%	(0.14)%	0.05%	(0.72)%
Portfolio turnover rate	181.48%	171.78%	322.94%	249.17%	191.13%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER LARGECAP GROWTH FUND	CLASS B
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$12.99	$10.22	$9.70	$8.44	$8.33
Net investment income (loss) (i)	(0.09)	(0.09)	(0.09)	(0.07)	(0.13)
Net realized and unrealized gain (loss) on investments	(5.48)	2.86	0.61	1.33	0.24
Total from investment operations	(5.57)	2.77	0.52	1.26	0.11
Net asset value, end of year	$7.42	$12.99	$10.22	$9.70	$8.44
Total return (ii)	(42.9)%	27.1%	5.4%	14.9%	1.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$94,253	$206,695	$221,298	$260,786	$279,963
Ratio of expenses to average net assets	2.05%	2.10%	1.96%	2.12%	2.09%
Ratio of net investment income (loss) to average net assets	(0.87)%	(0.81)%	(0.91)%	(0.72)%	(1.46)%
Portfolio turnover rate	181.48%	171.78%	322.94%	249.17%	191.13%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER LARGECAP GROWTH FUND	CLASS C
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$12.98	$10.21	$9.69	$8.43	$8.33
Net investment income (loss) (i)	(0.09)	(0.09)	(0.09)	(0.07)	(0.13)
Net realized and unrealized gain (loss) on investments	(5.47)	2.86	0.61	1.33	0.23
Total from investment operations	(5.56)	2.77	0.52	1.26	0.10
Net asset value, end of year	$7.42	$12.98	$10.21	$9.69	$8.43
Total return (ii)	(42.8)%	27.1%	5.4%	15.0%	1.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$25,902	$44,993	$40,151	$39,620	$42,196
Ratio of expenses to average net assets	2.05%	2.09%	1.96%	2.12%	2.09%
Ratio of net investment income (loss) to average net assets	(0.86)%	(0.82)%	(0.90)%	(0.72)%	(1.47)%
Portfolio turnover rate	181.48%	171.78%	322.94%	249.17%	191.13%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER MIDCAP GROWTH FUND	CLASS A
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$11.36	$8.93	$9.15	$7.89	$7.57
Net investment income (loss) (i)	(0.05)	(0.07)	(0.07)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	(5.23)	3.46	0.85	1.34	0.40
Total from investment operations	(5.28)	3.39	0.78	1.26	0.32
Distributions from net realized gains	(1.82)	(0.96)	(1.00)	—	—
Net asset value, end of year	$4.26	$11.36	$8.93	$9.15	$7.89
Total return (ii)	(54.9)%	41.6%	8.9%	16.0%	4.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$197,507	$445,903	$318,934	$318,423	$276,076
Ratio of expenses to average net assets	1.30%	1.33%	1.23%	1.36%	1.34%
Ratio of net investment income (loss) to average net assets	(0.67)%	(0.69)%	(0.77)%	(0.96)%	(1.08)%
Portfolio turnover rate	328.95%	279.32%	272.41%	239.32%	210.18%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER MIDCAP GROWTH FUND	CLASS B
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$10.09	$8.09	$8.43	$7.33	$7.08
Net investment income (loss) (i)	(0.09)	(0.12)	(0.12)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	(4.52)	3.08	0.78	1.24	0.38
Total from investment operations	(4.61)	2.96	0.66	1.10	0.25
Distributions from net realized gains	(1.82)	(0.96)	(1.00)	—	—
Net asset value, end of year	$3.66	$10.09	$8.09	$8.43	$7.33
Total return (ii)	(55.2)%	40.5%	8.2%	15.0%	3.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$69,142	$218,783	$212,286	$260,986	$276,982
Ratio of expenses to average net assets	2.04%	2.08%	1.98%	2.11%	2.09%
Ratio of net investment income (loss) to average net assets	(1.42)%	(1.43)%	(1.52)%	(1.71)%	(1.83)%
Portfolio turnover rate	328.95%	279.32%	272.41%	239.32%	210.18%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER MIDCAP GROWTH FUND	CLASS C
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$10.07	$8.07	$8.41	$7.31	$7.06
Net investment income (loss) (i)	(0.10)	(0.12)	(0.12)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	(4.51)	3.08	0.78	1.24	0.38
Total from investment operations	(4.61)	2.96	0.66	1.10	0.25
Distributions from net realized gains	(1.82)	(0.96)	(1.00)	—	—
Net asset value, end of year	$3.64	$10.07	$8.07	$8.41	$7.31
Total return (ii)	(55.3)%	40.6%	8.2%	15.1%	3.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$36,582	$84,846	$69,063	$72,985	$70,677
Ratio of expenses to average net assets	2.05%	2.08%	1.98%	2.11%	2.09%
Ratio of net investment income (loss) to average net assets	(1.42)%	(1.43)%	(1.52)%	(1.71)%	(1.83)%
Portfolio turnover rate	328.95%	279.32%	272.41%	239.32%	210.18%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER SMIDCAP GROWTH FUND	CLASS A
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$18.16	$13.92	$12.23		$10.46		$9.97
Net investment income (loss) (i)	(0.14)	(0.12)	(0.14)		(0.13)		(0.13)
Net realized and unrealized gain (loss) on investments	(8.04)	5.05	2.58		2.71		0.62
Total from investment operations	(8.18)	4.93	2.44		2.58		0.49
Distributions from net realized gains	(0.26)	(0.69)	(0.75)		(0.81)		—
Net asset value, end of year	$9.72	$18.16	$13.92		$12.23		$10.46
Total return (ii)	(45.6)%	37.0%	20.8%		25.7%		4.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$299,644	$280,672	$33,419		$14,389		$10,827
Ratio of expenses to average net assets	1.34%	1.34%	1.50	%(iii)	1.50	%(iv)	1.53	%(v)
Ratio of net investment income (loss) to average net assets	(0.95)%	(0.80)%	(1.02)%		(1.13)%		(1.21)%
Portfolio turnover rate	68.50%	64.72%	80.64%		80.54%		101.16%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by 0.18% due to expense reimbursements.

(iv)  Amount has been reduced by 0.17% due to expense reimbursements.

(v)  Amount has been reduced by 0.14% due to expense reimbursements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER SMIDCAP GROWTH FUND	CLASS B
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$17.39	$13.44	$11.92		$10.27		$9.87
Net investment income (loss) (i)	(0.24)	(0.23)	(0.23)		(0.20)		(0.20)
Net realized and unrealized gain (loss) on investments	(7.66)	4.87	2.50		2.66		0.60
Total from investment operations	(7.90)	4.64	2.27		2.46		0.40
Distributions from net realized gains	(0.26)	(0.69)	(0.75)		(0.81)		—
Net asset value, end of year	$9.23	$17.39	$13.44		$11.92		$10.27
Total return (ii)	(46.1)%	36.1%	19.8%		25.0%		4.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$8,717	$16,285	$7,251		$3,262		$2,291
Ratio of expenses to average net assets	2.13%	2.15%	2.25	%(iii)	2.25	%(iv)	2.27	%(iii)
Ratio of net investment income (loss) to average net assets	(1.74)%	(1.58)%	(1.77)%		(1.88)%		(1.95)%
Portfolio turnover rate	68.50%	64.72%	80.64%		80.54%		101.16%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by 0.18% due to expense reimbursements.

(iv)  Amount has been reduced by 0.17% due to expense reimbursements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER SMIDCAP GROWTH FUND	CLASS C
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$17.40	$13.45	$11.92		$10.27		$9.86
Net investment income (loss) (i)	(0.23)	(0.23)	(0.23)		(0.20)		(0.20)
Net realized and unrealized gain (loss) on investments	(7.67)	4.87	2.51		2.66		0.61
Total from investment operations	(7.90)	4.64	2.28		2.46		0.41
Distributions from net realized gains	(0.26)	(0.69)	(0.75)		(0.81)		—
Net asset value, end of year	$9.24	$17.40	$13.45		$11.92		$10.27
Total return (ii)	(46.0)%	36.0%	19.9%		25.0%		4.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$40,849	$46,775	$11,940		$1,960		$1,345
Ratio of expenses to average net assets	2.07%	2.12%	2.25	%(iii)	2.25	%(iv)	2.28	%(v)
Ratio of net investment income (loss) to average net assets	(1.68)%	(1.55)%	(1.79)%		(1.88)%		(1.95)%
Portfolio turnover rate	68.50%	64.72%	80.64%		80.54%		101.16%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by 0.17% due to expense reimbursements.

(iv)  Amount has been reduced by 0.16% due to expense reimbursements.

(v)  Amount has been reduced by 0.15% due to expense reimbursements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER SMALLCAP GROWTH FUND	CLASS A
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$8.02	$6.31	$5.21	$4.18	$3.95
Net investment income (loss) (i)	(0.07)	(0.07)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	(3.58)	1.78	1.15	1.09	0.29
Total from investment operations	(3.65)	1.71	1.10	1.03	0.23
Net asset value, end of year	$4.37	$8.02	$6.31	$5.21	$4.18
Total return (ii)	(45.5)%	27.1%	21.1%	24.6%	5.8%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$258,783	$482,318	$221,019	$110,329	$82,891
Ratio of expenses to average net assets	1.38%	1.41%	1.37%	1.62%	1.69%
Ratio of net investment income (loss) to average net assets	(1.09)%	(0.97)%	(0.91)%	(1.19)%	(1.47)%
Portfolio turnover rate	62.37%	73.54%	83.72%	104.30%	128.79%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER SMALLCAP GROWTH FUND	CLASS B
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$7.28	$5.77	$4.80	$3.88	$3.70
Net investment income (loss) (i)	(0.11)	(0.11)	(0.09)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	(3.23)	1.62	1.06	1.00	0.27
Total from investment operations	(3.34)	1.51	0.97	0.92	0.18
Net asset value, end of year	$3.94	$7.28	$5.77	$4.80	$3.88
Total return (ii)	(45.9)%	26.2%	20.2%	23.7%	4.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$23,783	$57,448	$57,928	$61,499	$70,304
Ratio of expenses to average net assets	2.13%	2.16%	2.14%	2.36%	2.43%
Ratio of net investment income (loss) to average net assets	(1.84)%	(1.70)%	(1.66)%	(1.94)%	(2.21)%
Portfolio turnover rate	62.37%	73.54%	83.72%	104.30%	128.79%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER SMALLCAP GROWTH FUND	CLASS C
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$7.29	$5.78	$4.81	$3.88	$3.70
Net investment income (loss) (i)	(0.11)	(0.11)	(0.09)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	(3.23)	1.62	1.06	1.02	0.27
Total from investment operations	(3.34)	1.51	0.97	0.93	0.18
Net asset value, end of year	$3.95	$7.29	$5.78	$4.81	$3.88
Total return (ii)	(45.8)%	26.1%	20.2%	24.0%	4.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$18,798	$46,939	$17,580	$5,106	$4,669
Ratio of expenses to average net assets	2.13%	2.16%	2.12%	2.37%	2.44%
Ratio of net investment income (loss) to average net assets	(1.84)%	(1.72)%	(1.66)%	(1.95)%	(2.21)%
Portfolio turnover rate	62.37%	73.54%	83.72%	104.30%	128.79%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER GROWTH OPPORTUNITIES FUND	CLASS A		CLASS C
	From 3/3/08 (commencement of operations) to 10/31/08 (iii)		From 3/3/08 (commencement of operations) to 10/31/08 (iii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$10.00		$10.00
Net investment income (loss) (i)	(0.06)		(0.09)
Net realized and unrealized gain (loss) on investments	(3.39)		(3.40)
Total from investment operations	(3.45)		(3.49)
Net asset value, end of period	$6.55		$6.51
Total return (ii)	(34.5)%		(34.9)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$2,266		$895
Ratio of expenses to average net assets	1.50	%(iv)	2.25	%(v)
Ratio of net investment income to average net assets	(1.11)%		(1.85)%
Portfolio turnover rate	27.80%		27.80%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iv)  Amount has been reduced by 1.64% due to expense reimbursements.

(v)  Amount has been reduced by 1.63% due to expense reimbursement.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER HEALTH SCIENCES FUND	CLASS A
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05		Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$19.94	$18.17	$16.24	$13.29		$11.91
Net investment income (loss) (i)	(0.09)	(0.08)	(0.07)	(0.11)		(0.14)
Net realized and unrealized gain (loss) on investments	(4.71)	2.72	2.35	3.76		1.75
Total from investment operations	(4.80)	2.64	2.28	3.65		1.61
Distributions from net realized gains	(1.49)	(0.87)	(0.35)	(0.70)		(0.23)
Net asset value, end of year	$13.65	$19.94	$18.17	$16.24		$13.29
Total return (ii)	(26.0)%	15.3%	14.3%	28.3%		13.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$180,210	$193,165	$116,165	$50,581		$15,106
Ratio of expenses to average net assets	1.31%	1.35%	1.35%	1.50	%(iv)	1.55	%(iii)
Ratio of net investment income (loss) to average net assets	(0.54)%	(0.42)%	(0.40)%	(0.77)%		(1.04)%
Portfolio turnover rate	202.86%	183.27%	168.87%	127.78%		202.79%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by 0.14% due to expense reimbursements.

(iv)  Amount has been reduced by 0.03% due to expense reimbursements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER HEALTH SCIENCES FUND	CLASS B
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05		Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$19.10	$17.56	$15.83	$13.05		$11.78
Net investment income (loss) (i)	(0.21)	(0.20)	(0.19)	(0.22)		(0.24)
Net realized and unrealized gain (loss) on investments	(4.48)	2.61	2.27	3.70		1.74
Total from investment operations	(4.69)	2.41	2.08	3.48		1.50
Distributions from net realized gains	(1.49)	(0.87)	(0.35)	(0.70)		(0.23)
Net asset value, end of year	$12.92	$19.10	$17.56	$15.83		$13.05
Total return (ii)	(26.6)%	14.5%	13.3%	27.5%		12.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$16,677	$22,605	$22,995	$16,244		$7,939
Ratio of expenses to average net assets	2.06%	2.10%	2.10%	2.25	%(iii)	2.29	%(iv)
Ratio of net investment income (loss) to average net assets	(1.29)%	(1.16)%	(1.15)%	(1.52)%		(1.78)%
Portfolio turnover rate	202.86%	183.27%	168.87%	127.78%		202.79%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by 0.02% due to expense reimbursements.

(iv)  Amount has been reduced by 0.14% due to expense reimbursements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER HEALTH SCIENCES FUND	CLASS C
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$19.09	$17.56	$15.82		$13.05		$11.78
Net investment income (loss) (i)	(0.21)	(0.20)	(0.19)		(0.22)		(0.24)
Net realized and unrealized gain (loss) on investments	(4.47)	2.60	2.28		3.69		1.74
Total from investment operations	(4.68)	2.40	2.09		3.47		1.50
Distributions from net realized gains	(1.49)	(0.87)	(0.35)		(0.70)		(0.23)
Net asset value, end of year	$12.92	$19.09	$17.56		$15.82		$13.05
Total return (ii)	(26.6)%	14.4%	13.4%		27.4%		12.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$70,255	$69,618	$45,947		$25,251		$3,740
Ratio of expenses to average net assets	2.06%	2.10%	2.11	%(iii)	2.25	%(iv)	2.29	%(v)
Ratio of net investment income (loss) to average net assets	(1.30)%	(1.16)%	(1.15)%		(1.52)%		(1.78)%
Portfolio turnover rate	202.86%	183.27%	168.87%		127.78%		202.79%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by 0.01% due to expense reimbursements.

(iv)  Amount has been reduced by 0.04% due to expense reimbursements.

(v)  Amount has been reduced by 0.15% due to expense reimbursements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER BALANCED FUND	CLASS A
	Year ended 10/31/08		Year ended 10/31/07		Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$24.71		$21.15		$20.29	$18.58	$18.29
Net investment income (loss) (i)	0.35		0.29		0.23	0.22	0.10
Net realized and unrealized gain (loss) on investments	(7.76)		3.57		0.84	1.70	0.36
Total from investment operations	(7.41)		3.86		1.07	1.92	0.46
Dividends from net investment income	(0.33)		(0.30)		(0.21)	(0.21)	(0.17)
Net asset value, end of year	$16.97		$24.71		$21.15	$20.29	$18.58
Total return (ii)	(30.4)%		18.5%		5.3%	10.4%	2.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$31,102		$35,789		$43,224	$53,415	$68,646
Ratio of expenses to average net assets	1.24	%(iv)	1.25	%(iii)	1.32%	1.31%	1.26%
Ratio of net investment income (loss) to average net assets	1.60%		1.26%		1.15%	1.15%	0.52%
Portfolio turnover rate	78.04%		139.18%		271.30%	218.75%	167.72%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by .08% due to expense reimbursement.

(iv)  Amount has been reduced by .09% due to expense reimbursement.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER BALANCED FUND	CLASS B
	Year ended 10/31/08		Year ended 10/31/07		Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$24.16		$20.66		$19.81	$18.13	$17.86
Net investment income (loss) (i)	0.18		0.12		0.08	0.08	(0.04)
Net realized and unrealized gain (loss) on investments	(7.60)		3.50		0.82	1.65	0.34
Total from investment operations	(7.42)		3.62		0.90	1.73	0.30
Dividends from net investment income	(0.13)		(0.12)		(0.05)	(0.05)	(0.03)
Net asset value, end of year	$16.61		$24.16		$20.66	$19.81	$18.13
Total return (ii)	(30.9)%		17.6%		4.5%	9.6%	1.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$20,762		$53,928		$67,170	$86,647	$114,387
Ratio of expenses to average net assets	1.98	%(iv)	1.99	%(iii)	2.07%	2.06%	2.01%
Ratio of net investment income (loss) to average net assets	0.81%		0.53%		0.40%	0.41%	(0.23)%
Portfolio turnover rate	78.04%		139.18%		271.30%	218.75%	167.72%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by .08% due to expense reimbursement.

(iv)  Amount has been reduced by .09% due to expense reimbursement.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER BALANCED FUND	CLASS C
	Year ended 10/31/08		Year ended 10/31/07		Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$24.26		$20.75		$19.90	$18.21	$17.93
Net investment income (loss) (i)	0.18		0.12		0.08	0.08	(0.04)
Net realized and unrealized gain (loss) on investments	(7.63)		3.52		0.82	1.66	0.35
Total from investment operations	(7.45)		3.64		0.90	1.74	0.31
Dividends from net investment income	(0.15)		(0.13)		(0.05)	(0.05)	(0.03)
Net asset value, end of year	$16.66		$24.26		$20.75	$19.90	$18.21
Total return (ii)	(30.9)%		17.6%		4.5%	9.5%	1.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$11,057		$17,079		$22,357	$25,421	$34,840
Ratio of expenses to average net assets	1.98	%(iv)	1.98	%(iii)	2.07%	2.06%	2.01%
Ratio of net investment income (loss) to average net assets	0.84%		0.53%		0.41%	0.42%	(0.23)%
Portfolio turnover rate	78.04%		139.18%		271.30%	218.75%	167.72%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by .08% due to expense reimbursement.

(iv)  Amount has been reduced by .09% due to expense reimbursement.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER CONVERTIBLE FUND

	Year Ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$28.45	$28.43	$26.67	$25.73	$24.62
Net investment income	0.58	0.70	0.66	0.79	0.86
Net realized and unrealized gain (loss) on investments	(11.38)	1.61	2.22	1.23	1.27
Total from investment operations	(10.80)	2.31	2.88	2.02	2.13
Dividends from net investment income	(0.85)	(1.16)	(1.12)	(1.08)	(1.02)
Distributions from net realized gains	(1.77)	(1.13)	—	—	—
Total distributions	(2.62)	(2.29)	(1.12)	(1.08)	(1.02)
Net asset value, end of year	$15.03	$28.45	$28.43	$26.67	$25.73
Market value, end of year	$14.74	$24.50	$24.83	$22.51	$22.90
Total return, based on market value per share (i)	(32.49)%	7.81%	15.70%	2.91%	10.06%
Total return, based on NAV (i)	(40.72)%	9.35%	11.81%	8.51%	9.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$33,598	$63,624	$63,573	$59,625	$57,542
Ratio of expenses to average net assets	1.27%	1.09%	1.20%	1.11%	1.11%
Ratio of net investment income to average net assets	2.46%	2.51%	2.41%	2.99%	3.37%
Portfolio turnover rate	98.38%	134.32%	96.37%	58.54%	26.29%

(i)  Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each year reported and a sale at the current market price on the last day of each year reported, and assuming reinvestment of dividends and other distributions to common shareholders at prices obtained under the Dividend Reinvestment Plan of the Predecessor Fund (Castle Convertible Fund, Inc.). Total investment return does not reflect brokerage commissions or the deduction of any taxes that a shareholder would owe on Fund distributions.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER MONEY MARKET FUND

	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.0194	0.0419	0.0374	0.0188	0.0039
Dividends from net investment income	(0.0194)	(0.0419)	(0.0374)	(0.0188)	(0.0039)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.9%	4.3%	3.8%	1.9%	0.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$56,395	$54,207	$55,068	$61,570	$80,528
Ratio of expenses to average net assets	0.84%	0.88%	0.90%	0.90%	0.77%
Ratio of net investment income to average net assets	1.93%	4.20%	3.78%	1.84%	0.37%

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for each Fund other than Alger Money Market Fund ("Money Market Fund") is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open; the NAV for Money Market Fund is calculated as of 12:00 noon on each of those days. Generally, the NYSE is closed on weekends and national holidays. It may close on other days from time to time.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Fund, especially Alger International Opportunities Fund ("International Fund") and Alger China-U.S. Growth Fund ("China Fund"), that invests in foreign securities principally listed on foreign exchanges that may trade on days the NYSE is closed, the value of a Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The assets of each Fund other than Money Market Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. The assets of Money Market Fund (and short-term money market instruments held by other Funds) are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by a Fund. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Purchasing and Redeeming Fund Shares

Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that may apply. You can purchase or redeem shares on any day the NYSE is open. Orders will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue your redemption check within seven days after the Transfer Agent accepts your redemption request. However, when you buy shares with a check or via TelePurchase, Automatic Investment Plan, or online, the Fund will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Share certificates are not issued for shares of the Fund.

If you redeem shares, by sale or exchange, of a Fund (other than the Money Market Fund) within 30 days of purchase (including purchase by exchange), the Fund may impose a redemption fee of 2% of the amount redeemed. This fee will be retained by the Fund. Shares held the longest will be treated as having been redeemed first for purposes of determining whether the fee applies. The fee will not apply to redemptions (i) due to shareholder death or disability, (ii) from certain omnibus accounts with systematic or contractual limitations, (iii) of shares acquired through reinvestment of dividends or capital gains distributions, (iv) through certain employer-sponsored retirement plans or employee benefit plans or, with respect to any plan, to comply with minimum distribution requirements, (v) effected pursuant to an automatic non-discretionary rebalancing program, (vi) pursuant to the Automatic Investment Plan or Systematic Withdrawal Plan, or (vii) by the Fund of accounts falling below the minimum initial investment amount. Each Fund reserves the right to waive this fee in other circumstances if the Manager determines that doing so is in the best interest of the Fund.

Dividends and Distributions

All Funds other than Alger Convertible Fund ("Convertible Fund") and Money Market Fund declare and pay dividends and distributions annually. These Funds, other than Alger Balanced Fund ("Balanced Fund"), expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 15% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates.

Dividends and distributions may differ among classes of shares of a Fund. Payments by Money Market Fund, which normally consist solely of net investment income, are declared daily and paid monthly. Payments by Balanced Fund, which are expected to consist of net investment income and capital gains, will be declared and paid annually. Convertible Fund earns income from its investments and pays this income to shareholders in the form of dividends and distributions. Dividends from net investment income are declared and paid quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which they were earned.

Unless you choose to receive cash payments by checking the box on your New Account Application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Classes of Fund Shares

Each of Alger Capital Appreciation Fund, Alger LargeCap Growth Fund, Alger MidCap Growth Fund, Alger SmallCap Growth Fund, Alger Health Sciences Fund and Balanced Fund offers three classes of shares (Class A, B and C Shares). Alger SMidCap Growth Fund is comprised of four classes of shares (Class A, B, C and I Shares). Each of Alger Growth Opportunities Fund, Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, and International Fund offers three classes of shares (Class A, C and I Shares). China Fund offers two classes of shares (Class A and C Shares). Convertible Fund offers one class of shares (Class A Shares) Class A, B and C Shares are offered in these prospectuses. Class I Shares are offered only to institutional investors in separate prospectuses. Shares of classes A, B and C are subject to sales charges. Shares of Money Market Fund do not have a class designation, and are not subject to sales charges, distribution fees, or service (12b-1) fees. The differences among the classes are described in the following charts:

Sales Charges

Class A Shares

When you buy Class A Shares you may pay the following sales charge:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealer Allowance as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 - $49,999	4.50%	4.71%	4.25%
$50,000 - $99,999	4.00%	4.17%	3.75%
$100,000 - $249,999	3.50%	3.63%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.25%
$500,000 - $749,999	2.00%	2.04%	1.75%
$750,000 - $999,999	1.50%	1.52%	1.25%
$1,000,000 and over	*	*	1.00%

*  Purchases of Class A Shares which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived in certain circumstances.

In calculating a CDSC, the Funds assume first, that the redemption is of shares, if any, that are not subject to any CDSC.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class A Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class A Shares to pay a 0.25% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class A shareholders. These fees will increase the cost of your investment in Class A Shares, and may cost you more than paying other types of sales charges.

Maximum Investment Amount:

No maximum investment limit.

Minimum Investment Amount:

See table on page A-6.

Class B Shares

There is no sales charge when you buy Class B Shares.
When you redeem Class B Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	5%
One but less than two	4%
Two but less than three	3%
Three but less than four	2%
Four but less than five	2%
Five but less than six	1%
Six or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

Under certain circumstances, the above requirements may be waived. These circumstances are discussed below and in the applicable Statement of Additional Information.

After eight years, your Class B Shares are automatically converted to Class A Shares. There are no sales charges imposed on the conversion.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class B Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class B Shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class B shareholders. These fees will increase the cost of your investment in Class B Shares and may cost you more than paying other types of sales charges.

Maximum Investment Amount: $49,999

Minimum Investment Amount:

See table on page A-6.

Class C Shares

There is no sales charge when you buy Class C Shares.
When you redeem Class C Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	1%
One or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

Under certain circumstances, the above requirements may be waived. These circumstances are discussed below and in the applicable Statement of Additional Information.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class C Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class C Shares to pay a 1.00% fee on an ongoing basis for distribution and shareholder services provided to Class C shareholders. These fees will increase the cost of your investment in Class C Shares and may cost you more than paying other types of sales charges

Maximum Investment Amount: $999,999

Minimum Investment Amount:

See table below.

Minimum Investments: the following minimums apply to an account in any Fund, whether invested in Class A, Class B or Class C shares.

	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

Waivers of Sales Charges

No initial sales charge (Class A) or CDSC (Classes A, B or C) is imposed on purchases or redemptions (1) by (i) employees of the Distributor and its affiliates, (ii) Individual Retirement Accounts ("IRAs"), Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) by (i) accounts managed by the Manager, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and (iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) by directors or trustees of any investment company for which the Distributor or any of its affiliates serves as investment adviser or distributor; (4) of shares held through defined contribution plans as defined by the Employee Retirement Income Security Act of 1974, as amended that have an agreement in place with the Distributor for, among other things, waiver of the sales charge; (5) by an investment company registered under the 1940 Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) by registered investment advisers for their own accounts; (7) by registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers, and their immediate families, that have an agreement in place with the Distributor for, among other things, waiver of the sales charge; (8) by a financial institution as shareholder of record on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the financial institution, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; (9) for their own accounts by registered representatives of broker-dealers that have an agreement in place with the Distributor for, among other things, waiver of the sales charge, and their spouses, children, siblings and parents; (10) by children or spouses of individuals who died in the terrorist attacks of September 11, 2001; (11) by shareholders of China Fund as of January 21, 2005 purchasing Class A Shares for their existing accounts; and (12) by shareholders of Class N Shares as of September 23, 2008 purchasing Class A Shares of the Alger Family of Funds.

Investors purchasing Class A Shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.

Any CDSC which otherwise would be imposed on redemptions of shares of a Fund will be waived in certain instances, including (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70-1/2); (ii) required distributions from an IRA following the attainment of age 70-1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70-1/2; and (iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Fund of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Shareholders of record as of January 21, 2005 of the undesignated single class of shares of China Fund may purchase Class A Shares of China Fund for their existing accounts at net asset value without the imposition of a sales charge. Class N shareholders as of September 23, 2008 will not be subject to initial sales charges in connection with additional purchases of Class A Shares of the Alger Family of Funds. Due to operational limitations at certain financial intermediaries, a sales charge may be assessed unless you inform the financial intermediary at the time you make any additional purchase that you are eligible for this waiver. Notwithstanding the foregoing, shareholders investing through certain financial intermediaries may not be eligible to purchase shares without imposition of an initial sales charge through such financial intermediaries if the nature of their relationship with, and/or service received from, the financial intermediary changes. Please consult your financial representative for further details.

Under the Reinvestment Privilege, a shareholder who has redeemed shares in a Fund account may reinvest all or part of the redemption proceeds in shares of the same class of the same Fund in the same account without an initial sales charge and receive a credit for any CDSC paid on the redemption, provided the reinvestment is made within 30 days after the redemption. Reinvestment will be at the net asset value of the Fund next determined upon receipt of the proceeds and a letter requesting that this privilege be exercised, subject to confirmation of the shareholder's status or holdings, as the case may be. You will also receive a pro rata credit for any CDSC imposed. This reinvestment privilege may be exercised only once by a shareholder. Reinvestment will not alter any capital gains tax payable on the redemption and a loss may not be allowed for tax purposes.

Reduced Sales Charges

In addition to waivers of sales charges for eligible investors, there are several ways in which any investor in Class A shares may be eligible for a reduced sales charge. Information on reduced sales charges is posted on the Funds' website, www.alger.com. Shares of Money Market Fund are offered without a sales charge.

When purchasing Class A shares, when the dollar amount of your purchase reaches a specified level, known as a breakpoint, you are entitled to pay a reduced front-end sales charge. For example, a purchase of up to $24,999 of Class A shares of the Fund would be charged a front-end sales charge of 5.25%, while a purchase of $25,000 would be charged a front-end sales charge of 4.50%. There are several breakpoints, as shown in the above sales charge table for Class A shares. The greater the investment, the greater the reduction in the sales charge.

A reduced sales charge is also available to Class A investors who indicate an intent to purchase shares in an amount aggregating $25,000 or more over a 13-month period. A Letter of Intent ("LOI") allows the Class A investor to qualify for a breakpoint discount now without immediately investing the aggregate dollar amount at which the breakpoint discount is offered. The investor must refer to the LOI when placing purchase orders. For purposes of an LOI, the purchase amount includes purchases by "any person" (which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) of shares of all classes of the Funds in the Alger Family of Funds offered with a sales charge over the following 13 months. At the investor's request, the 13-month period may begin up to 90 days before the date the LOI is signed. The minimum initial investment under the LOI is 5% of the total LOI amount. Further details are in the applicable Statement of Additional Information.

A third way that an investor in Class A shares may be eligible for a reduced sales charge is by reason of Rights of Accumulation ("ROA"). With ROA, Class A shares of the Fund may be purchased by "any person" (as defined in the immediately preceding paragraph) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all shares of all classes of the Funds in the Alger Family of Funds offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

INVESTMENT INSTRUCTIONS

To Open an Account:

BY MAIL: The Funds do not accept cash or cash alternatives for fund purchases. Make checks payable to "The Alger Funds." Visit the Funds' website to download a prospectus and New Account Application at www.alger.com, or call (800) 992-3863 to receive an application via U.S. mail. Mail your completed application and check to the Funds' transfer agent:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

Overnight mail is to be sent to the Funds' transfer agent at the following address:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
30 Dan Road
Canton, MA 02021

BY FED WIRE: Forward the completed New Account Application to Boston Financial Data Services, Attn: The Alger Funds, stating that the account will be established by wire transfer and the date and amount of the transfer. Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services at (800) 992-3863 for details.

CONTACT: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Complete the Automatic Investment Plan option on your account application. Minimum automatic investment is $50 with a minimum initial investment of $500.

ONLINE: You can open a new account online. Go to www.alger.com and follow the online instructions. Please be sure to first read the Fund prospectus before investing.

To Make Additional Investments in an Existing Account:

BY MAIL: Complete and return the Invest by Mail slip attached to your Alger Funds Statement and return the slip with your investment to:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

BY TELEPHONE OR FED WIRE: TelePurchase* allows you to purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or returning the Additional Services Form available at www.alger.com, or call (800) 992-3863 to receive the form by mail. Your purchase request will be processed at the NAV next calculated after it is received and the funds will be transferred from your designated bank account to your Fund account normally within one business day. Call (800) 992-3863 to initiate a TelePurchase.

WIRE: Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services, Inc. at (800) 992-3863 for details.

*Not available for Retirement Plans

CONTACT: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: The Alger Family of Funds' Automatic Investment Plan allows you to make automatic purchases on the day of the month that you select. Fill out the appropriate information on the New Account Application or return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail. Minimum automatic investment is $50 with a minimum initial investment of $500.

Government Direct Deposit* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Fund Account. Call (800) 992-3863 for a Payroll Savings Plan Form or download it at www.alger.com.

*Not available for Retirement Plans

ONLINE: You can purchase additional shares in an existing Fund account. Go to www.alger.com and follow the online instructions.

To Exchange Shares of the Funds:

BY TELEPHONE OR ONLINE: You can exchange shares of any Fund for the same class of shares of another Fund in the Alger Family of Funds, subject to certain restrictions. You can go to www.alger.com, login to access your account, and follow the online instructions, or call (800) 992-3863 to exchange shares (unless you have refused the telephone exchange privilege on your New Account Application). Shares of one class may not be exchanged for shares of another class, except that in limited circumstances certain accounts will be permitted an exchange from Class A Shares to Class I Shares. Money Market Fund shares acquired by direct purchase may be exchanged for Class A, B or C Shares of another Fund; however, any applicable sales charge will apply to the shares acquired, depending upon their class. Shares of Money Market Fund acquired by exchange rather than by direct purchase may be exchanged for shares of another Fund, but only for shares of the same class as those originally exchanged for Money Market Fund shares.

AUTOMATICALLY: The Alger Family of Funds' Automatic Exchange Plan allows you to exchange a specified amount from your Money Market Fund account into one or more of the other Funds on the day of the month you select. The minimum monthly exchange amount is $50 per Fund.

When exchanging in and out of Money Market Fund, your confirmations and account statements will include a share class designation next to your shares of Money Market Fund solely for operational reasons. This share class designation corresponds to the share class in the other Fund that is being acquired by exchange, or that was originally purchased in the other Fund prior to exchange into Money Market Fund, and which shall be either Class A, Class B, or Class C. Similarly, direct investments that you make in Money Market Fund require that you assign a share class designation – either Class A, Class B or Class C – to those shares solely for operational reasons for purposes of tracking exchanges.

The period of time during which an investor holds shares of Alger Money Market Fund that have been acquired in exchange for shares of any other Fund will not be counted towards the holding period for purposes of calculating a CDSC, if applicable. Remember that for tax purposes an exchange is considered a sale and a purchase, so you may realize a taxable gain or a loss when you exchange shares. For more information, call the Funds' toll-free at (800) 992-3863 or consult the applicable Statement of Additional Information (see back cover of this prospectus).

To Redeem Shares of the Funds:

BY MAIL: Send a letter of instruction to Boston Financial Data Services, Inc., Attn: The Alger Funds which includes:

•  account number

•  Fund name (and class, if applicable)

•  number of shares or dollar amount of redemption

•  where to send the proceeds

•  signature(s) of registered owner(s)

•  a signature guarantee is required if

   •  your redemption is for more than $25,000; or

   •  you want the check sent to a different address than the one we have on file; or

   •  you want the check to be made payable to someone other than the registered owners we have on file; or

   •  you have changed your address on file within the past 30 days.

BY TELEPHONE*: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for any amount. You cannot request a check if you have changed your address on file within the past 30 days. For amounts over $5,000, you can choose to receive a wire to a bank account you previously designated on the records of the Fund.

TeleRedemption (minimum $500, maximum $50,000) is available by filling out the appropriate section of the New Account Application or returning the Additional Services Form. Your redemption request will be processed at the NAV next calculated after it is received and the funds will be transferred to your bank account normally within two business days. Shares issued in certificate form are not eligible for this service.

If you request that your redemption proceeds be wired to your bank account, there is generally a $10 fee per wire sent to a bank account that you had previously designated on the Fund's records, and generally a $15 fee per wire sent to a bank account not previously designated on the Fund's records. Fed wire requests to a bank account not previously designated on the Fund's records must be made in writing, and require a signature guarantee.

*Not available for Retirement Plans

CONTACT: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000 at the time you begin participation in the Plan, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.

ONLINE: You can redeem shares from an existing Fund account. Go to www.alger.com and follow the online instructions.

To speak to an Alger Family of Funds Representative call (800) 992-3863

Web address: www.alger.com

Representatives are available to assist you with any questions you may have.

Signature Guarantee is a guarantee by a financial institution that your signature is authentic. The financial institution accepts liability for any forgery or fraud if the signature it guarantees proves to be counterfeit. It is an ideal means to protect investors and their assets. A notarization by a Notary Public is not an acceptable substitute.

LIMITATIONS ON EXCESSIVE TRADING

Each of the Funds except for International Fund and China Fund invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis. International Fund and China Fund may invest a significant amount of their assets in securities traded on foreign exchanges for which current New York market-closing prices may not be readily available on a daily basis at the time each Fund prices its portfolio and determines its NAV per share. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." Additionally, early redemption (including by exchange) of the Funds' shares (other than Money Market Fund) is subject to a redemption fee. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Funds recognize that the presence of small capitalization and medium capitalization securities and/or foreign securities in a Fund's portfolio and other circumstances may invite active in-and-out trading by Fund shareholders, for whatever reason implemented (including the perception that that Funds that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater opportunities because they are less liquid than securities of larger capitalization issuers or that if the Fund invests primarily in foreign securities, it may be more susceptible to the risk of excessive short-term trading due to the potential for time zone arbitrage). Active trading may be attempted and may, if carried out on a large scale, impose burdens on the Funds' portfolio managers, interfere with the efficient management of a Fund, increase the Fund's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Fund and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns in each of the Funds. The redemption fee, as described herein, is expected to discourage frequent in-and-out trading in Fund shares.

The Trustees have determined that a Fund may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in Fund shares (with the exception of shares of Money Market Fund) or shares of other funds sponsored by the Manager that is detrimental to the Fund involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual portfolio. While the Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these service providers to confirm that they understand the Funds' policies and procedures regarding such disclosure. This agreement must be approved by the Funds' Chief Compliance Officer.

The Trustees periodically review a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information will include, but not be limited to, relative weightings and characteristics of Fund portfolios versus their respective index and security specific impact on overall portfolio performance. Please contact the Funds at (800) 992-3863 to obtain such information.

OTHER INFORMATION

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

Each Fund and the Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in a Fund through an administrator or trustee ("Plan Administrator") that maintains a master or "omnibus" account with one or more Funds for trading on behalf of retirement plans and their participants, the Plan Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Plan Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Fund through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of a Fund's assets or 0.50% annually of a Fund's sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

Redemptions by the Funds. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding Trust sponsored retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount or by using the Automatic Investment Plan.

If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Each Fund and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Modify any terms or conditions of purchase of shares of the Fund;

Reject or cancel any request to establish Automatic Investment Plan or the Systematic Withdrawal Plan options on the same account; or

Suspend, change or withdraw all or any part of the offering made by this prospectus.

Householding. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com. If you do not want the mailing of these documents to be combined with those for other members of your household, contact The Alger Funds in writing at Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480.

LEGAL PROCEEDINGS

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual funds industry identified as "market timing" and "late trading." On October 11, 2006, the Manager, the Distributor and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC") approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing,concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including certain of the Funds (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims in the Alger lawsuits were dismissed by the court, the Alger-related class and derivative suits were settled in principle, but such settlement remains subject to court approval.

FOR FUND INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

BY INTERNET:  Text versions of Fund documents can be downloaded from the following sources:

  •  The Fund: http://www.alger.com

  •  SEC (EDGAR data base): www.sec.gov

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about each Fund and its policies, please read the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about a Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

QUARTERLY FUND HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Fund's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 992-3362.

ALGER ELECTRONIC DELIVERY SERVICE

The Funds provide you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Funds' website. To sign up for this free service, enroll at www.icsdelivery.com/alger.

Distributor: Fred Alger & Company, Incorporated
The Alger Funds
SEC File #811-1355
The Alger Funds II
SEC File #811-1743
Alger China-U.S. Growth Fund
SEC File #811-21308

NOTES:

Alger SMidCap Growth Fund | Alger Growth Opportunities Fund

THE ALGER FUNDS

Class I Shares

Available for investment by Institutional Investors

PROSPECTUS

March 1, 2009

As Revised July 1, 2009

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTRODUCTION: THE ALGER FUNDS

The investment objective, principal strategy and primary risks of each Fund are discussed in more detail below. The Alger SMidCap Growth Fund has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days' prior notice of any change with respect to this policy.

Each Fund invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Funds invest primarily in "growth" stocks. Fred Alger Management, Inc. ("Alger Management" or the "Manager") believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

Each Fund must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

Each Fund's portfolio managers may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, each Fund may engage in active trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Each Fund may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements. Each Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

The Alger Funds (the "Trust") offers ten portfolios: Alger Capital Appreciation Fund, Alger LargeCap Growth Fund, Alger MidCap Growth Fund, Alger SmallCap Growth Fund, Alger Health Sciences Fund and Alger Balanced Fund (each of which offers Class A, Class B, and Class C Shares), Alger SMidCap Growth Fund (which offers Class A, Class B, Class C, and Class I Shares), Alger Growth Opportunities Fund (which offers Class A, Class C and Class I Shares), Alger Convertible Fund (which offers Class A Shares) and Alger Money Market Fund. Only Class I Shares of the Funds are offered by this Prospectus. You may obtain a copy of the prospectus offering Class A, Class B and Class C Shares of the Funds by writing the Trust c/o Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480, or calling (800) 992-3863, or at the Trust's website at http://www.alger.com.

RISK/RETURN SUMMARY:

Investments, Risks & Performance

Alger SMidCap Growth Fund ("SMidCap Growth Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that the Manager believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or S&P SmallCap 600 Index, or the Russell Midcap Growth Index or S&P MidCap 400 Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2008, the market capitalization of the companies in these indexes ranged from $15 million to $15 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger Growth Opportunities Fund ("Growth Opportunities Fund")

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGY: The Fund invests primarily in equity securities of small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Although the Fund may invest without limit in companies of any size, the Fund focuses on companies that, at the time of purchase of the securities, have a total market capitalization not exceeding the highest market capitalization of companies included in the Russell 2500 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small and medium capitalization stocks. At December 31, 2008, the highest market capitalization of the companies in this index was $6.9 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. A Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on each Fund's investment style and objective, an investment in such Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

If the Manager incorrectly predicts the price movement of a security, index or market, an option held by a Fund may expire unexercised and the Fund will lose the premium it paid for the option, or the Fund as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to a specific Fund because of its investment approach.

To the extent that the Fund invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should read that information carefully.

In addition, the following risks apply:

•  the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

PERFORMANCE

The following bar chart and the table beneath it give you some indication of the risks of investing in the Class I Shares of SMidCap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. The table for the Fund also shows the effect of taxes on the returns of shares of the Fund. These after-tax returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning Class I Shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance of Class I shares of SMidCap Growth Fund prior to August 6, 2007, commencement of the class' operations, is that of the Fund's Class A Shares, which has been adjusted to remove the front-end sales charge imposed by Class A Shares. Class I Shares do not impose any sales charges. If this charge was reflected in the bar charts and tables, annual returns for the Class I Shares of the fund would be lower. The performance figures prior to August 6, 2007 have not been adjusted to reflect the estimated operating expenses of Class I Shares, which are lower than those incurred by Class A Shares. All of the Fund's share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund's other share classes due to difference in charges and expenses.

The index used in the tables is the Russell 2500 Growth Index (the "Index"), which is an index composed of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation. No expenses, fees or taxes are reflected in the returns for the Index, which is unmanaged. All returns for the Index assume reinvestment of dividends and interest of the underlying securities that make up the Index.

No information is presented for Growth Opportunities Fund because it has not been in operation for a full calendar year.

SMIDCAP GROWTH FUND

ANNUAL TOTAL RETURN* as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN* AS OF DECEMBER 31, 2008
	1 YEAR	5 YEARS	SINCE INCEPTION (5/8/02)
Return Before Taxes	-48.56%	1.08%	1.21%
Return After Taxes on Distributions	-48.56%	0.47%	0.76%
Return After Taxes on Distributions and Sale of Fund Shares	-31.56%	1.02%	1.12%
Russell 2500 Growth Index	-41.50%	-2.24%	-0.08%

*  Performance prior to August 6, 2007, commencement of the Class I Share's operations, is that of the Fund's Class A Shares.

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Funds. The following table shows the fees and expenses that you may incur if you buy and hold shares of the Funds.

	Alger SMidCap Growth Fund	Alger Growth Opportunities Fund
Class	I	I
Shareholder Fees (fees paid directly from your investment)	None	None
Management Fees	.81%	.85%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%	.25%
Other Expenses	.18%	1.95%
Total Annual Fund Operating Expenses	1.24%	3.05%
Fee Waiver and/or Expense Reimbursement	N/A	1.80%*
Net Expense	N/A	1.25%

*  The Manager has contractually agreed to waive its fee and/or reimburse Fund expenses through February 28, 2010 to the extent necessary to limit the annual operating expenses of Class I Shares of the Fund to 1.25% of the Fund's average net assets (excluding interest, taxes, brokerage and extraordinary expenses). The Manager may recoup Management Fees waived pursuant to the contractual arrangement, but it may recoup fees only within the year from fees paid in that year. The Manager will not recoup reimbursements paid in previous years.

EXAMPLES

The following example, which reflects the shareholder fees and operating expenses listed previously, is intended to help you compare the cost of investing in Class I Shares of a Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I Shares of a Fund for the time periods indicated, regardless of whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 YEAR	3 YEARS	5 YEARS	10 YEARS
Alger SMidCap Growth Fund	I	$126	$393	$681	$1,500
Alger Growth Opportunities Fund*	I	$127	$773	$1,443	$3,238

* Absent fee waivers and reimbursements, expenses would be as follows:

		1 YEAR	3 YEARS	5 YEARS	10 YEARS
Alger Growth Opportunities Fund	I	$308	$942	$1,601	$3,365

The Funds may compensate certain entities (other than Fred Alger & Company, Incorporated (the "Distributor") and its affiliates) for providing recordkeeping and/or administrative services to participating institutional accounts holding Class I shares at an annual rate of up to 0.25% of the net asset value of the Class I shares of a Fund held by those accounts. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in Class I Shares of the Fund and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for Class I Shares of a Fund for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SMidCap Growth	Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		3.76%	7.66%	11.71%	15.91%	20.27%	24.79%	29.48%	34.35%	39.40%	44.64%
End Investment Balance		$10,376	$10,766	$11,171	$11,591	$12,027	$12,479	$12,948	$13,435	$13,940	$14,464
Annual Expense		$126	$131	$136	$141	$146	$152	$158	$164	$170	$176
Growth Opportunities	Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.25%	3.05%	3.05%	3.05%	3.05%	3.05%	3.05%	3.05%	3.05%	3.05%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		3.75%	5.77%	7.84%	9.94%	12.08%	14.27%	16.50%	18.77%	21.08%	23.44%
End Investment Balance		$10,375	$10,577	$10,784	$10,994	$11,208	$11,427	$11,650	$11,877	$12,108	$12,344
Annual Expense		$127	$320	$326	$332	$339	$345	$352	$359	$366	$373

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

A Fund may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if a Fund contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When a Fund writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Fund will realize as profit the premium it received. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in a Fund's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Fund might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Illiquid and Restricted Securities

Each Fund may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. A Fund may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Securities Lending

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Fund, if and when made, may not exceed 33-1/3% of the Fund's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Fund will not lend securities to Alger Management or its affiliates.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, a Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

Other securities the Funds may invest in are discussed in the Funds' Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2008) approximately $6.1 billion in mutual fund assets as well as $2.2 billion in other assets. The Manager makes investment decisions for each Fund and continuously reviews its investment programs. These management responsibilities are subject to the supervision of the Board of Trustees. The Funds pays the Manager fees at these annual rates based on a percentage of average daily net assets: SMidCap Growth Fund – 0.81%; and Growth Opportunities Fund – 0.85%.

A discussion of the Trustees' basis for the approving the investment advisory agreement with respect to each Fund is available in the Fund's annual report to shareholders for the fiscal year ended October 31, 2008.

Portfolio Managers Primarily Responsible for Day-to-Day
Management of Portfolio Investments

Fund	Portfolio Manager(s)	Since
SMidCap Growth Fund	Dan C. Chung and Jill Greenwald	Inception (5/8/02) Inception (5/8/02)
Growth Opportunities Fund	Jill Greenwald	Inception (3/3/08)

•  Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer and portfolio manager.

•  Ms. Greenwald has been employed by the Manager since 2001 and currently serves as Executive Vice President and portfolio manager.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts that they manage, and their ownership of securities of the Fund.

Administrator

Pursuant to a separate administration agreement, the Manager provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund pays the Administrator a fee at the annual rate of .0275% of the Fund's average daily net assets.

Please see the Shareholder Information section beginning on Page A-1.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the periods shown has been audited by Ernst & Young LLP whose report, along with each Fund's financial statements, is included in the Annual Report, which is available upon request.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER SMIDCAP GROWTH FUND	CLASS I
	Year ended 10/31/08	From 8/6/07 (commencement of operations) to 10/31/07 (ii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$18.21	$15.64
Net investment income (loss) (i)	(0.12)	(0.02)
Net realized and unrealized gain (loss) on investments	(8.08)	2.59
Total from investment operations	(8.20)	2.57
Distributions from net realized gains	(0.26)	—
Net asset value, end of period	$9.75	$18.21
Total return	(45.6)%	16.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$71,108	$3,007
Ratio of expenses to average net assets	1.24%	1.25	%(iii)
Ratio of net investment income (loss) to average net assets	(0.87)%	(0.94)%
Portfolio turnover rate	68.50%	64.72%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii)  Amount has been reduced by 1.10% due to expense reimbursements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER GROWTH OPPORTUNITIES FUND	CLASS I
	From 3/3/08 (commencement of operations) to 10/31/08 (ii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$10.00
Net investment income (loss) (i)	(0.05)
Net realized and unrealized gain (loss) on investments	(3.40)
Total from investment operations	(3.45)
Net asset value, end of period	$6.55
Total return	(34.5)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,259
Ratio of expenses to average net assets	1.25	%(iii)
Ratio of net investment income to average net assets	(0.83)%
Portfolio turnover rate	27.80%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii)  Amount has been reduced by 1.80% due to expense reimbursement.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and national holidays. It may close on other days from time to time.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Fund that invests in foreign securities, especially Alger International Opportunities Fund ("International Fund") that primarily invests in foreign securities principally listed on foreign exchanges that may trade on days the NYSE is closed, the value of a Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The assets of each Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. Short-term money market instruments held by the Funds are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Funds. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the New York Stock Exchange, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

All Funds declare and pay dividends and distributions annually. These Funds expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 15% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Participants in tax-deferred accounts ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts.

Dividends and distributions may differ among classes of shares of a Fund. Unless you choose to receive cash payments by checking the box on your New Account Application, any dividends and distributions will be reinvested automatically at the NAV on their payment days. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Classes of Fund Shares

Each of The Alger Institutional Funds' Alger SmallCap Growth Institutional Fund, Alger LargeCap Growth Institutional Fund, Alger MidCap Growth Institutional Fund

and Alger Capital Appreciation Institutional Fund offers two classes of shares (Class I and R Shares). The Alger Funds' Alger SMidCap Growth Fund offers four classes of shares (Class A, B, C and I Shares). The Alger Funds' Alger Growth Opportunities Fund offers three classes of shares (Class A, C and I Shares). Each of The Alger Funds II's Alger Spectra Fund, Alger Green Fund, Alger International Opportunities Fund, and Alger Analyst Fund offers three classes of shares (Class A, C and I Shares). Class I and R Shares are offered by this Prospectus. Class A, B and C Shares, which are offered in a separate prospectus, are each subject to a sales charge. Class I and R Shares are offered only to institutional investors, including, but not limited to, qualified pension and retirement plans. Class I Shares are subject to Distribution and/or Shareholder Servicing Fees of 0.25%. Class R Shares are subject to an additional Distribution (12b-1) Fee of 0.50%.

Purchasing and Redeeming Fund Shares

The Funds are an investment vehicle for institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, trusts funding charitable, religious and educational institutions and investors who invest through such institutions (or through an organization that processes investor orders on behalf of such institutions) and do so by paying a management, consulting or other fee to such institutions for the right to invest. Class R shares are currently available to retirement and benefit plans and other institutional investors which place orders through financial intermediaries that perform administrative and/or other services for these accounts and that have entered into special arrangements with the Funds and/or the Distributor specifically for such orders. Class R Shares are generally not available to retail, traditional, simple and Roth IRAs, Coverdell Educational Savings, SEPs, SAR SEPs, and individual 403(b) and individual 529 tuition accounts.

The Funds' shares can be purchased or redeemed on any day the New York Stock Exchange is open. Orders will be processed at the NAV next calculated after a purchase or redemption request is received in good order by the transfer agent or other agent appointed by the Distributor. All orders for purchase of shares are subject to acceptance or rejection by the Funds or their transfer agent. The transfer agent pays for redemptions within seven days after it accepts a redemption request.

Exchanges

You can exchange shares of a Fund for shares of another Fund, subject to certain restrictions. Shares of the Funds can be exchanged or redeemed via telephone under certain circumstances. The Funds and Transfer Agent have reasonable procedures in place to determine that telephone instructions are genuine. They include requesting personal identification and recording calls. If the Funds and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions. For more information on telephone exchanges and redemptions, contact the Transfer Agent.

Other Purchase and Exchange Limitations

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Funds through an administrator or trustee that maintains a master or "omnibus" account with one or more Funds for trading on behalf of retirement plans and their participants, the Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Funds through your retirement plan.

LIMITATIONS ON EXCESSIVE TRADING

Each of the Funds, except for International Fund, invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis International Fund may invest a significant amount of its assets in securities traded on foreign exchanges for which current New York market closing prices may not be readily available on a daily basis at the time each Fund prices its portfolio and determines its NAV per share. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Funds recognize that the presence of small capitalization and medium capitalization or foreign securities in a Fund's portfolio and other circumstances may invite active in-and-out trading by Fund shareholders, for whatever reason implemented (including the perception that Funds that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers or that if the Fund invests primarily in foreign securities, it may be more susceptible to the risk of excessive short-term trading due to the potential for time zone arbitrage). Active trading may be attempted and may, if carried out on a large scale, impose burdens on the Funds' portfolio managers, interfere with the efficient management of a portfolio, increase the portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the portfolio and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns in each of the Funds.

The Board of Trustees has determined that a Fund may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual portfolio. While the Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these service providers to confirm that they understand the Funds' policies and procedures regarding such disclosure. This agreement must be approved by the Funds' Chief Compliance Officer.

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders. In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Institutional Funds. Such information will include, but not be limited to, relative weightings and characteristics of Fund portfolios versus their respective index and security specific impact on overall portfolio performance. Please contact the Funds at (800) 992-3863 to obtain such information.

OTHER INFORMATION

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a peercentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of a Fund's assets or 0.50% annually of a Fund's sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to request from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of a Fund, entry into target markets, and/or quality of service.

In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares. Each Fund and its agents reserve the right at any time to: reject or cancel all or any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or suspend, change or withdraw all or any part of the offering made by this prospectus.

LEGAL PROCEEDINGS

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading." On October 11, 2006, the Manager, the Distributor and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC"), approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including certain of the Funds (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims in the Alger lawsuits were dismissed by the court, the Alger-related class and derivative suits were settled in principle, but such settlement remains subject to court approval.

FOR FUND INFORMATION:

BY TELEPHONE:  (800) 992-3362

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger Institutional Funds
P.O. Box 8480
Boston, MA 02260-8480

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about each Fund and its policies, please read the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number, at the Funds' website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Funds' toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Fund documents are also available on the EDGARdatabase on the SEC's Internet site at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

Distributor: Fred Alger & Company, Incorporated
The Alger Institutional Funds
SEC File #811-7986
The Alger Funds
SEC File #811-1355
The Alger Funds II
SEC File #811-1743